Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 1,954	11,828	90,092	35,933
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense reversal				(1,195)
Depreciation and amortization	6,064	36,711	45,135	58,913
Allowance for doubtful accounts	23	140	2,276
Loss / (gain) on disposal of property and equipment	170	1,028	(268)	3,605
Loss on disposal of intangible asset	59	359
Gain on disposal of an equity method investee			(68,440)
Equity in income of an equity method investee			(1,337)	(1,552)
Dividend income from an equity method investee			13,825
Deferred income tax benefit	(702)	(4,251)	(2,022)	(4,776)
Inventory write-downs	1,970	11,926	9,072	9,379
Impairment losses of property and equipment	1,154	6,984	7,649	14,164
Changes in operating assets and liabilities:
Accounts receivable	(2,895)	(17,523)	(13,940)	(19,215)
Amounts due from related parties	1,301	7,875	(3,605)	7,709
Prepaid expenses, deposits and other current assets	(4,283)	(25,930)	(20,551)	4,063
Inventories	(14,078)	(85,226)	(50,497)	(13,173)
Deferred income	1,185	7,176	2,841	(17,156)
Accounts payable	7,840	47,463	3,709	38,613
Bills payable	(2,676)	(16,200)	20,534
Amounts due to related parties	1,795	10,866	212	(6,292)
Accrued expenses and other payables	2,830	17,131	(11,018)	(7,843)
Income tax payable and other non-current liabilities	(574)	(3,474)	17,709	6,975
Net cash provided by operating activities	1,137	6,883	41,376	108,152
Cash flows from investing activities:
Release / (placement) of restricted cash	(165)	(1,000)	(36,000)	5,000
Purchase of property and equipment	(7,796)	(47,197)	(35,014)	(28,089)
Proceeds from disposal of property and equipment, and land use right	88	536	2,870	9,717
Proceeds from disposal of an equity method investee			81,480
Dividend income from an equity method investee			11,175
Investment in time deposits with original maturity over three months	(53,801)	(325,696)	(88,100)	(708,000)
Proceeds from maturity of time deposits with original maturity over three months	59,154	358,100	43,000	1,009,000
Effect of deconsolidation of a subsidiary				19
Refund of acquisition deposit			1,000
Net cash provided by / (used in) investing activities	(2,520)	(15,257)	(19,589)	287,647
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options			1,683	554
Payment for repurchase of ordinary shares			(40,899)	(45,522)
Dividends paid			(378,472)	(205,172)
Net cash used in financing activities			(417,688)	(250,140)
Effect of foreign currency exchange rates on cash	(287)	(1,736)	(728)	(4,570)
Net increase / (decrease) in cash	(1,670)	(10,110)	(396,629)	141,089
Cash and cash equivalents at beginning of the year	61,327	371,256	767,885	626,796
Cash and cash equivalents at end of the year	59,657	361,146	371,256	767,885
Supplemental disclosure of cash flow information:
Income taxes paid	(7,271)	(44,725)	(36,144)	(30,141)
Accounts payable for purchase of property and equipment	$ 759	4,593	3,664	4,720